Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
May 31, 2022 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—66.4%
		Automotive—2.4%
EUR 230,000		Faurecia, Sr. Unsecd. Note, 2.375%, 6/15/2027	$206,146
100,000		Goodyear Europe B.V., Sr. Unsecd. Note, REGS, 2.750%, 8/15/2028	89,092
250,000		LKQ Italia Bondco Di Lkq, Sr. Unsecd. Note, REGS, 3.875%, 4/1/2024	274,426
525,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 2.000%, 1/24/2025	543,936
		TOTAL	1,113,600
		Banking—11.0%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	204,021
$ 200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	181,401
250,000	[1]	Ally Financial, Inc., Jr. Sub. Note, Series C, 4.700%, 5/15/2028	200,293
EUR 100,000		Alpha Bank AE, Sub., 5.500%, 6/11/2031	93,156
$ 200,000	[1]	Argentum Netherlands B.V., Sub., 4.625%, 8/15/2022	191,632
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	205,447
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	190,497
EUR 300,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	286,447
$ 200,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	198,639
400,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.500%, 2/25/2030	338,550
EUR 200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	159,594
$ 175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	187,378
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	370,565
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	190,877
$ 400,000	[1]	Credit Suisse Group AG, Jr. Sub. Note, REGS, 4.500%, 1/24/2030	315,583
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	111,076
$ 200,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875%, 11/12/2024	194,875
300,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	227,896
EUR 480,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 2/27/2030	405,593
$ 200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	192,300
400,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	323,058
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	162,590
EUR 200,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	175,525
		TOTAL	5,106,993
		Basic Industries—7.7%
$ 325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	310,149
150,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	129,004
EUR 150,000		Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	145,936
$ 400,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	339,564
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	43,531
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	46,270
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	41,033
EUR 100,000		Graphic Packaging International Corp., Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	93,407
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	93,407
$ 200,000		GUSAP III L.P., Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	192,613
320,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	279,331
116,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	101,518
210,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	199,541

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
EUR 300,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	$261,934
$ 200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	165,005
EUR 100,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	99,025
100,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	98,670
$ 200,000		SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	164,632
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	160,057
250,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	242,924
200,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	167,751
97,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	89,623
89,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2027	89,351
		TOTAL	3,554,276
		Capital Goods—9.5%
200,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	157,351
EUR 100,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	85,494
GBP 600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	599,477
$ 625,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	541,622
EUR 100,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	98,447
300,000		Berry Global, Inc., Term Loan—1st Lien, REGS, 1.000%, 1/15/2025	305,961
500,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	527,381
$ 250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	205,552
400,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	328,884
EUR 100,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	93,936
200,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 6/15/2028	192,205
$ 375,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	354,351
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	108,407
250,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	265,703
300,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.000%, 9/22/2033	255,945
100,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	103,218
200,000		Verallia, Sr. Unsecd. Note, 1.875%, 11/10/2031	178,746
		TOTAL	4,402,680
		Consumer Goods—1.9%
200,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	191,010
GBP 200,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.125%, 7/1/2027	258,499
$ 100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	87,985
83,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	72,948
318,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	285,712
		TOTAL	896,154
		Consumer Non-Cyclical—1.6%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	455,858
342,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	300,982
		TOTAL	756,840
		Energy—3.6%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	279,904
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	120,002
$ 100,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.375%, 7/15/2025	102,622
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	220,777
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	26,033
200,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	170,887

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—continued
$ 300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	$289,593
39,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	43,391
387,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	394,730
		TOTAL	1,647,939
		Financial Services—1.3%
230,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	268,392
400,000		China Ping An Insurance Overseas (Holdings) Ltd., Sr. Secd. Note, Series EMTN, 2.850%, 8/12/2031	328,182
		TOTAL	596,574
		Health Care—3.5%
419,000		Centene Corp., 2.500%, 3/1/2031	357,864
50,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	42,988
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	201,398
480,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	463,759
$ 50,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	37,460
EUR 400,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	375,241
$ 149,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	134,703
		TOTAL	1,613,413
		Home Products & Furnishings—0.2%
EUR 100,000		Nobel Bidco BV, Sr. Note, REGS, 3.125%, 6/15/2028	84,810
		Insurance—1.9%
100,000	[1]	Caisse Nat Reassurance, Jr. Sub. Note, 6.375%, 5/28/2024	113,095
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	381,474
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375%, 4/27/2030	207,409
$ 200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	165,075
		TOTAL	867,053
		Media—3.1%
EUR 300,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	254,814
100,000		Lagardere S.C.A., Sr. Unsecd. Note, 1.750%, 10/7/2027	102,158
450,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.625%, 6/15/2030	456,244
$ 230,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	211,241
EUR 100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	89,079
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	338,996
		TOTAL	1,452,532
		Real Estate—2.8%
300,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	272,950
$ 200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	127,000
EUR 400,000	[1]	Heimstaden Bostad AB, Jr. Sub. Note, 2.625%, 2/1/2027	306,949
GBP 200,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	228,325
$ 32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	28,013
EUR 300,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625%, 12/14/2025	239,938
100,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, Series *, 2.624%, 1/30/2025	79,918
$ 200,000		Shimao Group Holdings Ltd., Sr. Unsecd. Note, 5.200%, 1/16/2027	27,000
		TOTAL	1,310,093
		Retail—0.7%
GBP 200,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	230,346
$ 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	99,821
		TOTAL	330,167

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Services—0.6%
EUR 300,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	$288,248
		Technology & Electronics—1.5%
$ 100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	92,598
50,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 144A, 2.500%, 5/11/2031	41,933
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 144A, 3.400%, 5/1/2030	63,907
578,000		Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	497,511
		TOTAL	695,949
		Telecommunications—8.4%
EUR 100,000		Altice Financing SA, Sec. Fac. Bond, REGS, 4.250%, 8/15/2029	92,325
100,000		Cellnex Telecom S.A., Conv. Bond, Series CLNX, 0.750%, 11/20/2031	83,246
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	89,397
200,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	182,659
100,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	89,943
200,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	189,706
$ 425,000		Lumen Technologies, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	366,301
400,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	346,066
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	294,957
100,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	104,872
50,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	50,711
72,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	59,850
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	230,412
325,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	287,852
EUR 500,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	437,305
$ 200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	185,072
GBP 449,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	488,486
$ 400,000		VTR Comunicaciones SpA, Sec. Fac. Bond, REGS, 4.375%, 4/15/2029	307,030
		TOTAL	3,886,190
		Utilities—4.7%
57,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	47,495
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	188,887
443,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	391,612
EUR 200,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	167,682
300,000		Energias de Portugal SA, Jr. Sub. Note, Series NC8, 1.875%, 3/14/2082	251,449
$ 200,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	182,148
EUR 300,000	[1]	Orsted A/S, Sub., 1.750%, 12/9/2022	288,248
$300,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	285,015
EUR 400,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series ., 2.500%, 1/20/2029	373,482
		TOTAL	2,176,018
		TOTAL CORPORATE BONDS (IDENTIFIED COST $35,560,958)	30,779,529
		U.S. TREASURY—25.3%
$6,925,000		United States Treasury Note, 0.250%, 3/15/2024	6,658,282

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	U.S. TREASURY—continued
$ 5,520,200	United States Treasury Note, 0.250%, 8/31/2025	$5,088,500
	TOTAL U.S. TREASURY (IDENTIFIED COST $11,791,014)	11,746,782
	TOTAL INVESTMENT IN SECURITIES—91.7% (IDENTIFIED COST $47,351,972)	42,526,311
	OTHER ASSETS AND LIABILITIES - NET—8.3%[2]	3,832,807
	TOTAL NET ASSETS—100%	$46,359,118
At May 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[3]Euro-Bund, Short Futures	7	EUR 1,139,025	June 2022	$113,503
[3]United States Treasury Notes 10-Year Note, Short Futures	11	$1,313,984	September 2022	$(2,779)
[3]United States Treasury Ultra Bond, Short Futures	7	$1,090,250	September 2022	$1,347
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$112,071
The average notional value of short futures contracts held by the Fund throughout the period was $3,356,638. This is based on amounts held as of each month-end throughout the nine-month fiscal period
At May 31, 2022, the Fund had the following open swap contracts:
Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2022[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	Cellnex Telecom SA	Sell	3.13%	6/20/2027	2.44%	$100,000	$11,785	$13,133	$(1,348)
Goldman Sachs	CSC Holdings LLC	Sell	5.38%	12/20/2026	2.72%	$68,000	$(960)	$4,894	$(5,854)
Goldman Sachs	CSC Holdings LLC	Sell	5.38%	12/20/2026	2.72%	$68,000	$(960)	$4,894	$(5,854)
Goldman Sachs	CSC Holdings LLC	Sell	5.38%	12/20/2026	2.72%	$21,000	$(297)	$1,422	$(1,719)
Goldman Sachs	CSC Holdings LLC	Sell	5.38%	12/20/2026	2.72%	$68,000	$(960)	$4,891	$(5,851)
Goldman Sachs	CSC Holdings LLC	Sell	5.38%	12/20/2026	2.72%	$14,000	$(198)	$935	$(1,133)
Goldman Sachs	CSC Holdings LLC	Sell	5.38%	12/20/2026	2.72%	$61,000	$(862)	$4,074	$(4,936)
Goldman Sachs	Government of Sweden	Sell	2.13%	6/20/2027	2.31%	$50,000	$6,359	$7,666	$(1,307)
Goldman Sachs	Schaeffler AG	Sell	5.00%	6/20/2027	3.03%	$310,000	$27,755	$43,748	$(15,993)
Morgan Stanley	AES Corp.	Sell	1.38%	6/20/2027	1.31%	$100,000	$13,908	$15,929	$(2,021)
Morgan Stanley	Ally Financial, Inc.	Sell	5.80%	6/20/2027	2.17%	$78,000	$9,910	$12,451	$(2,541)
Morgan Stanley	Anglo American PLC	Sell	1.63%	6/20/2027	1.44%	$310,000	$55,092	$61,522	$(6,430)

Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2022[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Arcelor Mittal SA	Sell	1.00%	6/20/2027	2.02%	$200,000	$29,108	$34,745	$(5,637)
Morgan Stanley	Cleveland-Cliffs Inc.	Sell	5.88%	6/20/2027	2.81%	$145,000	$13,089	$13,951	$(862)
Morgan Stanley	Dell Inc.	Sell	7.10%	6/20/2027	1.80%	$500,000	$(17,245)	$(5,559)	$(11,686)
Morgan Stanley	General Motors Co.	Sell	4.88%	6/20/2027	2.23%	$507,000	$62,197	$73,425	$(11,228)
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	6/20/2027	4.12%	$225,000	$8,190	$8,466	$(276)
Morgan Stanley	Government of France	Sell	3.25%	6/20/2027	2.95%	$370,000	$ (34,035)	$(33,511)	$(524)
Morgan Stanley	Government of United States	Sell	3.55%	6/20/2027	1.50%	$200,000	$ (2,635)	$(4,374)	$1,739
Morgan Stanley	Government of United States	Sell	4.35%	6/20/2027	2.51%	$485,000	$38,914	$53,155	$(14,241)
Morgan Stanley	Government of United States	Sell	6.88%	6/20/2027	4.05%	$488,000	$20,415	$32,874	$(12,459)
Morgan Stanley	HCA Inc.	Sell	5.88%	6/20/2027	1.53%	$360,000	$55,832	$58,154	$(2,322)
Morgan Stanley	Iron Mountain Inc.	Sell	4.88%	6/20/2027	2.35%	$215,000	$24,867	$26,027	$(1,160)
Morgan Stanley	KB Home	Sell	6.88%	6/20/2027	3.06%	$520,000	$42,418	$62,877	$(20,459)
Morgan Stanley	Kraft Heinz Foods Co.	Sell	6.38%	6/20/2027	0.89%	$202,000	$973	$1,449	$(476)
Morgan Stanley	Lennar Corp.	Sell	4.88%	6/20/2027	1.72%	$425,000	$62,195	$71,778	$(9,583)
Morgan Stanley	Lumen Technologies Inc.	Sell	7.50%	6/20/2027	5.20%	$25,000	$ (3,896)	$(3,649)	$(247)
Morgan Stanley	Markit CDX	Sell	5.00%	6/20/2027	4.61%	$1,450,000	$23,565	$67,886	$(44,321)
Morgan Stanley	Markit iTraxx	Sell	5.00%	6/20/2027	4.37%	$3,890,000	$108,752	$246,159	$(137,407)
Morgan Stanley	Nokia Oy	Sell	2.00%	6/20/2027	1.41%	$325,000	$57,796	$60,475	$(2,679)
Morgan Stanley	NRG Energy Inc.	Sell	5.75%	6/20/2027	2.95%	$500,000	$43,743	$53,080	$(9,337)
Morgan Stanley	Occidental Petroleum Corp.	Sell	5.55%	6/20/2027	1.31%	$699,000	$(9,595)	$(7,948)	$(1,647)
Morgan Stanley	Stellantis N.V.	Sell	5.25%	6/20/2027	1.73%	$575,000	$93,123	$105,417	$(12,294)
Morgan Stanley	Telecom Italia SpA	Sell	3.63%	6/20/2027	3.92%	$200,000	$(22,513)	$(31,690)	$9,177
Morgan Stanley	Toll Brothers Inc.	Sell	4.38%	6/20/2027	2.09%	$335,000	$(15,132)	$(7,845)	$(7,287)
TOTAL CREDIT DEFAULT SWAPS							$700,698	$1,050,901	($350,203)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $11,777,600. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At May 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/15/2022	Barclays	220,000 EUR	$243,491	$(7,112)
6/15/2022	Barclays	150,000 GBP	$185,692	$3,338
6/15/2022	Barclays	200,000 GBP	$251,091	$948
6/15/2022	JP Morgan	400,000 EUR	$431,974	$(2,195)
6/15/2022	Lloyds Bank PLC	150,000 EUR	$164,092	$(2,924)
6/15/2022	RBC Europe	195,000 EUR	$206,433	$3,085
6/15/2022	RBC Europe	200,000 EUR	$211,567	$3,323
6/15/2022	RBC Europe	300,000 EUR	$316,364	$5,971
6/15/2022	State Street	150,000 EUR	$158,883	$2,284
Contracts Sold:
6/15/2022	JP Morgan	150,000 EUR	$164,881	$3,713
6/15/2022	RBC Europe	225,000 EUR	$249,780	$8,029
6/15/2022	RBC Europe	148,000 EUR	$158,610	$(409)
6/15/2022	State Street	4,466,667 EUR	$4,903,708	$104,501
6/15/2022	State Street	4,466,667 EUR	$4,903,417	$104,211
6/15/2022	State Street	4,466,666 EUR	$4,913,534	$114,328
6/15/2022	State Street	336,000 EUR	$370,043	$9,028
6/15/2022	State Street	147,000 EUR	$153,133	$(4,811)
6/15/2022	State Street	2,200,000 GBP	$2,872,536	$100,096
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$445,404
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $47,369 and $312,454, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities-Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
Assets, other than investments in securities, less liabilities.
3
Non-income-producing security.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$30,779,529	$—	$30,779,529
U.S. Treasury	—	11,746,782	—	11,746,782
TOTAL SECURITIES	$—	$42,526,311	$—	$42,526,311
Other Financial Instruments:
Assets:
Futures	$114,850	$—	$—	$114,850
Foreign Exchange Contracts	—	462,855	—	462,855
Swap Contracts	—	809,986	—	809,986
Liabilities:
Futures	$(2,779)	$—	$—	$(2,779)
Foreign Exchange Contracts	—	(17,451)	—	(17,451)
Swap Contracts	—	(109,288)	—	(109,288)
TOTAL OTHER FINANCIAL INSTRUMENTS	$112,071	$1,146,102	$—	$1,258,173
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note